Condensed financial information of the Company (Tables)	12 Months Ended
Dec. 31, 2020
Condensed financial information of the Company
Schedule of Condensed Balance Sheet

Condensed Balance Sheets

	Year ended December 31
	2019	2020
	US$	US$

ASSETS

Current assets
Cash and cash equivalents	28,591,381	2,463,042
Other receivables	10,928	189,494
Other current assets	77,649	—
Due from subsidiaries	455,222,231	230,448,376
Total current assets	483,902,189	233,100,912
Investments in subsidiaries	1,338,730,125	1,459,241,231
TOTAL ASSETS	1,822,632,314	1,692,342,143
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities
Short-term bank loan	19,900,000	—
PRC income tax payable	13,388	13,388
PRC other tax payable	902,190	902,190
Other payable and accrued liabilities	27,612,109	31,210,541
Current portion of long-term bank loan and other debt	423,131,157	606,490,929
Payroll and welfare payables	2,220,113	2,622,544
Total current liabilities	473,778,957	641,239,592
Long term bank loan	100,440,000	—
Other long-term debt	558,111,718	373,994,646
Total liabilities	1,132,330,675	1,015,234,238
Shareholders' equity
Common shares, $0.0001 par value:
Authorized‑500,000,000 shares, issued and outstanding- 106,932,017 shares for 2020 (2019: 107,875,468 shares)	16,410	16,415
Treasury shares	(113,719,964)	(116,061,577)
Additional paid-in capital	543,290,577	552,215,071
Retained earnings	260,714,616	240,937,996
Total shareholders' equity	690,301,639	677,107,905

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	1,822,632,314	1,692,342,143

Schedule of Condensed Statement of Comprehensive Income

Condensed Statements of Comprehensive Income

	Year ended December 31
	2018	2019	2020
	US$	US$	US$
General and administrative expenses	(9,877,059)	(9,509,893)	(7,211,678)

Operating loss	(9,877,059)	(9,509,893)	(7,211,678)
Interest expense	(105,990,420)	(107,382,764)	(112,996,759)
Interest income	1,221,465	1,682,189	599,544
Net gain on debt extinguishment	3,267,457	536,011	—
Gain/(loss) on short-term investments	—	27,099	(27,077)
Other expenses	(11,135,488)	(20,106,250)	(4,277,443)
Equity in profit of subsidiaries, net	195,548,594	203,098,135	41,999,605
Income/(loss) from operations before income taxes	73,034,549	68,344,527	(81,913,808)
Income taxes	—	—	—
Net income/(loss) attributable to common shareholders	73,034,549	68,344,527	(81,913,808)
Other comprehensive income/(loss), net of tax of nil
Foreign currency translation adjustments	(59,347,915)	(20,044,827)	73,327,128
Comprehensive income/(loss) attributable to shareholders	13,686,634	48,299,700	(8,586,680)

Schedule of Condensed Statement of Cash Flows

Condensed Statements of Cash Flows

	Year ended December 31
	2018	2019	2020
	US$	US$	US$
Cash flows from operating activities:
Net income/(loss)	73,034,549	68,344,527	(81,913,808)
Adjustment to reconcile net income to net cash used in operating activities:
Equity in profit of subsidiaries, net	(195,548,594)	(203,098,135)	(41,999,605)
Stock based compensation expense	3,152,908	3,782,307	2,848,897
Amortization of deferred charges	7,415,821	7,445,276	5,488,205
(Gain)/loss on extinguishment of debt	(3,267,457)	(536,011)	5,911,528
Other receivables	(665,428)	654,500	(178,566)
Other current assets	(203,789)	172,920	—
Other payable and accrued liabilities	7,342,974	(291,915)	77,648
Payroll and welfare payables	(590,356)	(597,023)	7,281,565
Amount due from related parties	213,796	348,076	402,431
Net cash used in operating activities	(109,115,576)	(123,775,478)	(102,081,705)
Cash flows from financing activities:
Changes in due from subsidiaries	53,143,354	212,589,733	224,773,858
Proceeds from short-term bank loans	—	19,900,000	28,080,000
Repayments of long-term bank loans	(13,250,000)	(110,311,908)	(23,078,000)
Proceeds from long-term bank loans	3,178,000	100,440,000	—
Proceeds from other long-term debts	200,000,000	300,000,000	378,852,273
Repayment of other long-term debts	—	(413,300,000)	(508,900,000)
Purchase of treasury shares	(19,846,720)	(26,080,876)	(2,483,896)
Dividends to shareholders	(25,739,147)	(19,647,356)	(14,284,148)
Payment of financing cost	(4,082,815)	(2,075,789)	(7,141,511)
Purchase of shares under RSU plan	(7,797,949)	(2,920,216)	—
Proceeds from exercise of stock options	1,390,666	166,480	134,790
Net cash provided by financing activities	186,995,389	58,760,068	75,953,366
Net increase/ (decrease) in cash and cash equivalents	77,879,813	(65,015,410)	(26,128,339)
Cash and cash equivalents, at the beginning of the year	15,726,978	93,606,791	28,591,381

Cash and cash equivalents, at end of the period	93,606,791	28,591,381	2,463,042